CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Personnel expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($) employee	Dec. 31, 2016 CLP ($) employee	Dec. 31, 2015 CLP ($) employee
Personnel expenses
Wages and salaries	$ 215,715,214	$ 218,944,639	$ 230,854,998
Employee benefits	50,127,117	50,174,153	48,977,105
Severance and post-employment benefits	7,410,936	8,252,502	6,217,204
Other personnel expenses	14,205,259	10,921,843	10,561,935
Total	$ 287,458,526	$ 288,293,137	$ 296,611,242
Number of Employees (unaudited)
Number of employees | employee	15,924	16,296	16,525
Number of average employees | employee	15,784	16,009	15,504